Share-based compensation - Reconciliation of Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - Beginning of year (in shares) | shares	10,322,548	11,083,212
Granted (in shares) | shares	3,453,170	2,637,460
Exercised (in shares) | shares	(161,698)	(311,307)
Forfeited (in shares) | shares	(3,409,694)	(3,086,817)
Outstanding - End of fiscal year (in shares) | shares	10,204,326	10,322,548
Exercisable - End of fiscal year (in shares) | shares	5,858,817	5,124,556
Weighted average exercise price, options outstanding, beginning of year, after foreign exchange adjustment (in USD per share) | $ / shares		$ 22.64
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 22.12	24.73
Weighted average exercise price, options granted (in USD per share) | $ / shares	10.70	14.03
Weighted average exercise price, options exercised (in USD per share) | $ / shares	6.98	10.17
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	28.62	25.78
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	16.85	22.12
Weighted average exercisable price, options expired (in USD per share) | $ / shares	$ 19.91	$ 26.59
Number of outstanding stock options with vesting dependent on market conditions (in shares) | shares	309,273